Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2024
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HYZD
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

On November 19, 2024, WisdomTree, Inc., the Index Provider of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”), the price and yield performance of which the Fund seeks to track, announced the implementation of a revised index methodology for the Index beginning on November 29, 2024. Therefore, effective November 29, 2024, the discussion under the heading “Principal Investment Strategies of the Fund” in the summary section of each Prospectus is hereby deleted in its entirety and replaced with the discussion below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc., the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide long exposure to the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bond”) market with favorable fundamental and income characteristics while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”).

The Index is comprised of long and short positions. The long positions of the Index (the “Long Basket”) intends to replicate the WisdomTree U.S. High Yield Corporate Bond Index. The Index employs a multi-step selection process to seek to identify bonds with favorable fundamentals and then tilts to those bonds with favorable risk-adjusted income characteristics.

The Long Basket of the Index is comprised of U.S. dollar-denominated corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following key criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) have a non-investment grade rating by Standard & Poor’s or Moody’s (i.e., below BBB- or Baa3, respectively). In addition, a bond cannot be in default or otherwise be in distress (e.g., the bond must be rated above C).

Once the Index universe is defined, each individual bond is assigned a factor score based on fundamental metrics that distinguish cash flow characteristics (i.e., free cash flow), and momentum metrics based on relative equity market performance of the bond’s issuer. The Index selects bonds principally based on their fundamental metrics. However, a bond issued by a company meeting the fundamental metrics but exhibiting significant negative momentum metrics would be excluded from the Index, while a bond with less desirable fundamental metrics but showcasing positive momentum metrics would be included in the Index. Bonds are assigned to one of five sectors (i.e., industrial, financial, utility, consumer, or energy) and then assessed for liquidity against public bonds within their sector. Bonds deemed to be among the 5% least liquid are excluded from consideration.

Each remaining bond is then assigned an income tilt score. A bond’s tilt score reflects, among other factors, its probability of default and recovery relative to the other bonds in its sector. Income tilt scores are then used to determine a bond’s weight in the Index relative to its market value, with greater weight allocated to those bonds receiving higher income tilt scores. The Fund’s exposure to any single bond issuer and any single bond is capped at the time of rebalance at 2% and 0.50%, respectively, with any excess exposure allocated across the remaining bonds on a pro-rata basis.

The short positions of the Index (the “Short Basket”) holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the Long Basket, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the Long Basket is approximately two years, the Short Basket will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted Index duration of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Fund may also short U.S. Treasuries.

The Index weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates across the yield curve. The Long Basket and Short Basket of the Index are rebalanced on a monthly basis. During the intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria as described above. Under certain circumstances, such as in response to a change in a bond’s credit rating that causes it to no longer meet the Index eligibility criteria, the Index Provider may remove constituents from the Index intra-rebalance but on a delayed-basis.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

To the extent the Index’s constituents are concentrated (i.e., more than 25% of constituents) in a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as its Index.

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The changes described above will not affect the Fund’s investment objective and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE